EQUITY (Details 3) - Employees [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Dividend yield	0.00%	0.00%
Maximum [Member]
Class of Stock [Line Items]
Expected life	6 years 6 months	6 years 6 months
Risk-free interest rates	1.71%	2.18%
Volatility	71.12%	68.00%
Minimum [Member]
Class of Stock [Line Items]
Expected life	5 years	5 years 6 months
Risk-free interest rates	1.41%	1.64%
Volatility	62.68%	62.89%